JANUARY 25, 2024
SUPPLEMENT TO THE FOLLOWING:
HARTFORD SCHRODERS INTERNATIONAL CONTRARIAN VALUE FUND
SUMMARY PROSPECTUS (CLASS A, CLASS C, CLASS R5, CLASS Y, AND CLASS F)
DATED NOVEMBER 8, 2023
HARTFORD SCHRODERS INTERNATIONAL CONTRARIAN VALUE FUND
PROSPECTUS (CLASS A, CLASS C, CLASS R5, CLASS Y, AND CLASS F)
DATED NOVEMBER 8, 2023, AS SUPPLEMENTED TO DATE
HARTFORD SCHRODERS INTERNATIONAL CONTRARIAN VALUE FUND
STATEMENT OF ADDITIONAL INFORMATION
(CLASS A, CLASS C, CLASS R5, CLASS Y, AND CLASS F)
(THE HARTFORD MUTUAL FUNDS II, INC.)
DATED NOVEMBER 8, 2023
This Supplement contains new and additional information regarding Hartford Schroders International Contrarian Value Fund and should be read in connection with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”).
Effective on March 1, 2024, the ticker for Class F shares of the Hartford Schroders International Contrarian Value Fund will be changed to HFSFX.
This Supplement should be retained with your Summary Prospectus, Statutory Prospectus and SAI for future reference.
HV-7650
January 2024